Consolidated Statement of Cash Flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net earnings (loss)	CAD (118)	CAD 276	CAD 116
Depreciation and amortization (Note 33)	708	664	605
Gain on sale of assets (Note 4)	(1)	(1)	(262)
Accretion of provisions (Note 20)	23	20	21
Decommissioning and restoration costs settled (Note 20)	(19)	(23)	(24)
Deferred income tax expense (recovery) (Note 10)	(15)	15	86
Unrealized (gain) loss from risk management activities	(48)	58	61
Unrealized foreign exchange (gain) loss	22	(1)	13
Provisions	(7)	(123)	101
Asset impairment charges (reversals) (Note 6)	20	28	(2)
Other non-cash items	175	(242)	(41)
Cash flow from operations before changes in working capital	740	671	674
Change in non-cash operating working capital balances (Note 29)	(114)	73	(242)
Cash flow from operating activities	626	744	432
Investing activities
Additions to property, plant, and equipment (Notes 16 and 33)	(338)	(358)	(476)
Additions to intangibles (Notes 18 and 33)	(51)	(21)	(26)
Restricted cash (Notes 19 and 21)	(30)	0	0
Loan receivable (Note 19)	(38)	0	0
Acquisition of renewable energy facilities, net of cash acquired (Note 4)	0	0	(101)
Proceeds on sale of property, plant, and equipment	3	6	7
Proceeds on sale of Wintering Hills facility and Solomon disposition (Note 4)	478	0	0
Income tax expense on Solomon disposition (Notes 4 and 10)	(56)	0	0
Realized gains (losses) on financial instruments	6	(6)	(12)
Decrease in finance lease receivable	59	56	23
Other	(3)	2	24
Change in non-cash investing working capital balances	57	(6)	(12)
Cash flow from (used in) investing activities	87	(327)	(573)
Financing activities
Net increase (decrease) in borrowings under credit facilities (Note 21)	26	(315)	218
Repayment of long-term debt (Note 21)	(814)	(88)	(758)
Issuance of long-term debt (Note 21)	260	361	487
Net proceeds on sale of non-controlling interest in subsidiary (Note 4)	0	162	404
Realized gains (losses) on financial instruments	106	(2)	87
Distributions paid to subsidiaries’ non-controlling interests (Note 11)	(172)	(151)	(99)
Decrease in finance lease obligations (Note 21)	(17)	(16)	(13)
Other	(6)	(3)	(7)
Cash flow from (used in) financing activities	(703)	(163)	149
Cash flow from operating, investing, and financing activities	10	254	8
Effect of translation on foreign currency cash	(1)	(3)	3
Increase in cash and cash equivalents	9	251	11
Cash and cash equivalents, beginning of year	305	54	43
Cash and cash equivalents, end of year	314	305	54
Cash income taxes paid	14	27	17
Cash interest paid	230	235	242
Common shares
Financing activities
Dividends paid, classified as financing activities	(46)	(69)	(124)
Preferred shares
Financing activities
Dividends paid, classified as financing activities	CAD (40)	CAD (42)	CAD (46)